Note 14 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Goodwill	$ 25,794	$ 21,919	$ 22,387	$ 22,622	$ 24,482
Other intangible assets	21,655	7,930	9,375	9,744
Total	$ 47,449	$ 29,849	$ 31,762	$ 32,366